Other payables and accrued liabilities	9 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
Other payables and accrued liabilities

Note 11 – Other payables and accrued liabilities

As of March 31, 2024 and June 30, 2023, other payables and accrued liabilities consisted of the following:

	March 31, 2024	June 30, 2023
Accrued payables for inventory in transit	$1,012,844	$2,948,551
Accrued Amazon fees	866,398	915,319
Sales taxes payable	436,267	448,433
Payroll liabilities	198,035	222,962
Other accrued liabilities and payables	728,458	295,802

Total	$3,242,002	$4,831,067

The Company’s controlled VIE, DHS, facilitates the Company in the process of inventory procurement. During the nine months ended March 31, 2024 and 2023, the Company purchased a total of $0 and $31,385, respectively, in inventories from a supplier which had a payment term of 90 days with a 2% premium on the purchase price, which was presented as financing cash flows from short term loans on the statement of cash flows. As of March 31, 2024 and June 30, 2023, the outstanding balance included in other payables to this supplier was $0 and $0.